Equity Investments - Schedule of Equity Investments (Details)	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 CNY (¥) shares	Sep. 30, 2025 CNY (¥)
Schedule of Equity Investments [Line Items]
Equity investments	$ 5,979,530	¥ 41,246,798
Investee [Member]
Schedule of Equity Investments [Line Items]
Equity investments	$ 5,979,530	¥ 41,246,798
Direct Booking Technology Co., Ltd [Member] | Investee [Member]
Schedule of Equity Investments [Line Items]
Invested shares	716,667	716,667
Equity investments	$ 2,529,834	¥ 17,450,798
Lanzhi Yunchuang Technology Beijing Co., Ltd. [Member] | Investee [Member]
Schedule of Equity Investments [Line Items]
Invested percentage	17.00%	17.00%
Equity investments	$ 1,449,696	¥ 10,000,000
Zhi Ding Group Co., Limited [Member] | Investee [Member]
Schedule of Equity Investments [Line Items]
Invested percentage	20.00%	20.00%
Equity investments	$ 2,000,000	¥ 13,796,000